Investment Objectives and Goals - NYLI International Small-Mid Cap Equity ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NYLI International Small-Mid Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI International Small-Mid Cap Equity ETF (the “Fund”) seeks long-term growth of capital.